INCOME TAXES - Reconciliation between the Effective and Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of different tax rate of different jurisdictions	8.00%	(0.79%)	(3.09%)
Non-deductible expenses	(17.37%)	(12.42%)	(6.12%)
Effect of super deduction on R&D expenses	105.66%	37.21%	41.00%
Tax-free income	0.38%	0.32%	0.00%
Effect of change of valuation allowance	(122.79%)	(49.46%)	(56.77%)
Income tax expenses	(1.12%)	(0.14%)	0.02%